Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
REVENUE
Revenue
OPERATING EXPENSES
Administration expenses	833,414	384,600	2,326,350	2,103,684
Occupancy expenses	10,632	8,078	28,062	30,521
Research and development	65,372	56,193	260,335	1,825,728
TOTAL OPERATING EXPENSES	909,418	448,871	2,614,747	3,959,933
LOSS FROM OPERATIONS	(909,418)	(448,871)	(2,614,747)	(3,959,933)
OTHER INCOME (EXPENSE)
Interest expense	(675,225)	(624,538)	(1,314,539)	(2,789,196)
Interest income	3	4	31	87
Change in fair value of derivative liabilities	518,956	(1,971,116)	(2,472,146)	(7,612)
Gain (loss) on debt settlements, net		14,421	14,101	(18,585)
Gain on extinguishment of debt, net		1,185,871	1,204,242	251,392
Foreign currency transaction loss	(535,150)	(280,707)	(690,748)	(694,614)
TOTAL OTHER (EXPENSE)	(691,416)	(1,676,065)	(3,259,059)	(3,258,528)
LOSS BEFORE TAXES	(1,600,834)	(2,124,936)	(5,873,806)	(7,218,461)
TAX BENEFIT	108,894		115,437	179,306
NET LOSS	$ (1,491,940)	$ (2,124,936)	$ (5,758,369)	$ (7,039,155)
BASIC AND DILUTED NET LOSS PER SHARE	$ (1.41)	$ (10.00)	$ (10.97)	$ (178.75)
BASIC AND DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	1,054,433	224,965	524,939	39,381
NET LOSS	$ (1,491,940)	$ (2,124,936)	$ (5,758,369)	$ (7,039,155)
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain	563,687	276,216	709,069	499,678
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	563,687	276,216	709,069	499,678
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (928,253)	$ (1,848,720)	$ (5,049,300)	$ (6,539,477)